Parent company accounts - Balance sheet - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Assets
Loans and advances to subsidiaries	£ 342,747	£ 353,292
Financial assets at fair value through the income statement	206,651	213,568
Derivative financial instruments	256,836	302,380
Other assets	6,192	5,477
Total assets	1,477,487	1,513,699
Liabilities
Deposits at amortised cost	538,789	545,782
Debt securities in issue	96,825	112,881
Subordinated liabilities	10,494	11,423
Financial liabilities designated at fair value	297,539	271,637
Derivative financial instruments	250,044	289,620
Other liabilities	12,013	13,789
Total liabilities	1,405,623	1,444,439
Equity
Other equity instruments	13,259	13,284
Other reserves	(77)	(2,192)
Retained earnings	53,734	52,827
Total equity	71,864	69,260
Total liabilities and equity	1,477,487	1,513,699
Barclays PLC
Assets
Investment in subsidiaries	64,461	64,544
Loans and advances to subsidiaries	18,926	23,628
Financial assets at fair value through the income statement	35,787	28,930
Derivative financial instruments	33	31
Other assets	407	402
Total assets	119,614	117,535
Liabilities
Deposits at amortised cost	542	544
Debt securities in issue	18,308	24,086
Subordinated liabilities	10,018	11,230
Financial liabilities designated at fair value	31,832	22,971
Derivative financial instruments	711	906
Other liabilities	175	131
Total liabilities	61,586	59,868
Equity
Called up share capital	3,789	3,968
Share premium account	499	405
Other equity instruments	13,198	13,250
Other reserves	997	788
Retained earnings	39,545	39,256
Total equity	58,028	57,667
Total liabilities and equity	£ 119,614	£ 117,535